Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 15, 2011
Reconciliation of unrecognized tax benefits
Unrecognized tax benefits, Beginning balance	$ 45	$ 0
Increases related to current and prior year tax positions	0
Settlements and lapses in statutes of limitations	0
Unrecognized tax benefits, Ending balance	$ 45	$ 0